COMMON STOCK (Details) - USD ($)				1 Months Ended				6 Months Ended		12 Months Ended
	Oct. 06, 2014	Oct. 01, 2014	Jul. 21, 2014	Jun. 30, 2015	May. 31, 2015	Mar. 31, 2015	Sep. 30, 2014	Jun. 30, 2015	Jun. 30, 2014	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012
COMMON STOCK (Details) [Line Items]
Stock Issued During Period, Shares, New Issues (in Shares)				16,900	50,000			1,199,900
Proceeds from Warrant Exercises						$ 8,000		$ 107,600	$ 0	$ 44,000	$ 0
Class of Warrant or Right, Exercise Price of Warrants or Rights (in Dollars per share)					$ 0.38	$ 0.20
Proceeds from Issuance or Sale of Equity				$ 1,690		$ 5,000				2,084,115
Debt Conversion, Converted Instrument, Shares Issued (in Shares)								325,000	200,000
Debt Conversion, Original Debt, Amount								$ 65,000	$ 20,000	$ 474,477
Class of Warrant or Rights, Granted (in Shares)			300,000			40,000		453,380		12,256,953	707,860
Warrants, Term of Warrants					4 years
Sale of Stock, Price Per Share (in Dollars per share)				$ 0.19				$ 0.19
Capital contributed through forfeiture of conractual compensation								$ 39,500	39,500	$ 79,000	$ 79,000
Stock Issued During Period, Shares, Issued for Services (in Shares)										600,000
Stock Issued During Period, Value, Issued for Services										$ 60,000
Proceeds from Issuance of Common Stock								617	197,500	2,084,115	346,930
Stock Issued During Period, Value, New Issues										2,084,115	346,930
Allocated Share-based Compensation Expense								$ 0	$ 4,237	$ 0	$ 45,000
Private Placement [Member]
COMMON STOCK (Details) [Line Items]
Stock Issued During Period, Shares, New Issues (in Shares)											3,469,300
Class of Warrant or Right, Exercise Price of Warrants or Rights (in Dollars per share)										$ 0.10	$ 0.10
Class of Warrant or Rights, Granted (in Shares)										707,860	693,860	3,490,000
Warrants, Term of Warrants										4 years	4 years
Convertible Notes and Accrued Interest [Member]
COMMON STOCK (Details) [Line Items]
Debt Conversion, Converted Instrument, Shares Issued (in Shares)										2,154,843
Debt Conversion, Original Debt, Amount										$ 215,485
Restricted Stock [Member]
COMMON STOCK (Details) [Line Items]
Shares Issued, Price Per Share (in Dollars per share)											$ 0.09
Stock Issued During Period, Shares, Restricted Stock Award, Gross (in Shares)											2,000,000
Stock Issued During Period, Value, Restricted Stock Award, Gross											$ 180,000
Share-based Compensation Arrangement by Share-based Payment Award, Award Vesting Period											3 years
Stock Issued for Exercise of Warrants [Member]
COMMON STOCK (Details) [Line Items]
Stock Issued During Period, Shares, Conversion of Convertible Securities (in Shares)								498,000		340,000
Proceeds from Warrant Exercises								$ 99,600		$ 44,000
Stock Issued for Prior Warrant Exercises [Member]
COMMON STOCK (Details) [Line Items]
Stock Issued During Period, Shares, Conversion of Convertible Securities (in Shares)								120,000
Proceeds from Warrant Exercises							$ 24,000
Class of Warrant or Right, Exercise Price of Warrants or Rights (in Dollars per share)				0.20				$ 0.20
Stock and Warrants Issued for Cash [Member]
COMMON STOCK (Details) [Line Items]
Stock Issued During Period, Shares, New Issues (in Shares)								150,000
Proceeds from Issuance or Sale of Equity								$ 15,000
Equity Issued for Cash [Member]
COMMON STOCK (Details) [Line Items]
Stock Issued During Period, Shares, New Issues (in Shares)										21,243,100
Proceeds from Issuance or Sale of Equity										$ 2,124,310
Class of Warrant or Rights, Granted (in Shares)										4,378,620
Warrants, Term of Warrants										4 years
Sale of Stock, Price Per Share (in Dollars per share)										$ 0.10
Payments of Stock Issuance Costs										$ 40,195
Warrants, Coverage, Percentage										20.00%
Warrant, Description										There were two exceptions to the preceding statement: one, an individual investment for $500,000 was made in exchange for 5,000,000 shares of common stock and warrants to purchase 1,250,000 shares of common stock (or twenty-five percent warrant coverage), with an exercise price of $0.20 per share and an optional, cashless exercise feature; and two, an individual investment for $120,000 in which no warrants were issued.
Equity Issued for Cash [Member] | Private Placement [Member]
COMMON STOCK (Details) [Line Items]
Sale of Stock, Price Per Share (in Dollars per share)											$ 0.10
Proceeds from Issuance of Private Placement											$ 1,500
Preferred Stock, Unit Description											the common stock and the warrants were sold as an equity unit, with each investor who purchased shares of the Company’s common stock receiving a warrant to purchase one share of common stock (with an exercise price of $0.10 per share) for every five shares of common stock purchased by such investor.
Equity Issued for Services [Member]
COMMON STOCK (Details) [Line Items]
Class of Warrant or Right, Exercise Price of Warrants or Rights (in Dollars per share)										$ 0.10
Class of Warrant or Rights, Granted (in Shares)										120,000
Warrants, Term of Warrants										4 years
Stock Issued During Period, Shares, Issued for Services (in Shares)										600,000
Shares Issued, Price Per Share (in Dollars per share)										$ 0.10
Stock Issued During Period, Value, Issued for Services										$ 60,000
Adjustments to Additional Paid in Capital, Share-based Compensation, Requisite Service Period Recognition										31,835
Non-Employee Service Share-based Compensation, Nonvested Awards, Compensation Not yet Recognized, Share-based Awards Other than Options										$ 28,165
Stock Issued for Prior Subscriptions [Member]
COMMON STOCK (Details) [Line Items]
Stock Issued During Period, Shares, New Issues (in Shares)											70,000
Stock Issued During Period, Value, New Issues											$ 7,000
Consulting Agreement with Financial Advisory and Investment Banker Services [member]
COMMON STOCK (Details) [Line Items]
Class of Warrant or Rights, Granted (in Shares)	2,375,000
Consulting Agreement with Financial Advisory and Investment Banker Services [member] | Equity Issued for Services [Member]
COMMON STOCK (Details) [Line Items]
Class of Warrant or Right, Exercise Price of Warrants or Rights (in Dollars per share)		$ 0.10
Class of Warrant or Rights, Granted (in Shares)		200,000
Warrants, Term of Warrants		5 years
Stock Issued During Period, Shares, Issued for Services (in Shares)	2,375,000
Stock Issued During Period, Value, Issued for Services	$ 997,500
Share Price (in Dollars per share)	$ 0.42
Consulting Agreement with Advisory Services [Member] | Equity Issued for Services [Member]
COMMON STOCK (Details) [Line Items]
Class of Warrant or Right, Exercise Price of Warrants or Rights (in Dollars per share)		$ 0.10
Class of Warrant or Rights, Granted (in Shares)		200,000
Warrants, Term of Warrants		5 years
Stock Issued During Period, Shares, Issued for Services (in Shares)	125,000
Stock Issued During Period, Value, Issued for Services	$ 52,500
Share Price (in Dollars per share)	$ 0.42
Minimum [Member]
COMMON STOCK (Details) [Line Items]
Class of Warrant or Right, Exercise Price of Warrants or Rights (in Dollars per share)				0.10				$ 0.10
Minimum [Member] | Equity Issued for Cash [Member]
COMMON STOCK (Details) [Line Items]
Class of Warrant or Right, Exercise Price of Warrants or Rights (in Dollars per share)										$ 0.10
Maximum [Member]
COMMON STOCK (Details) [Line Items]
Class of Warrant or Right, Exercise Price of Warrants or Rights (in Dollars per share)				$ 0.45				$ 0.45
Maximum [Member] | Equity Issued for Cash [Member]
COMMON STOCK (Details) [Line Items]
Class of Warrant or Right, Exercise Price of Warrants or Rights (in Dollars per share)										$ 0.45